Deferred Income Tax - Schedule of Income Tax Reconciliation (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Deferred Income Tax - Schedule Of Income Tax Reconciliation
Consolidated loss before tax	€ (4,777)	€ (19,269)	€ (16,102)
Expected income tax reimbursement at the tax rate of the parent company	1,550	6,252	5,226
Differences arising from different tax rates	(839)	(685)	586
Adjustment of deferred taxes due to tax rates - from temporary differences	16		(121)
Adjustment of deferred taxes due to tax rates - from loss carry forwards	(2,350)		(1,014)
Tax increases due to non-deductible expenses	(538)	(100)	(646)
Changes in unrecognized deferred tax assets - from active temporary differences	(1,217)	(895)	(194)
Changes in unrecognized deferred tax assets - from loss carryforwards	(4,251)	5,343	(4,161)
Taxfree income (badwill)	4,807
Other effects	241	475	323
Income taxes as per statement of comprehensive income	€ (2,581)	€ 10,391